Lease commitments (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Class of property
Less-Accumulated amortization	¥ (8,262)	¥ (3,289)
Leased assets, Net	5,261	4,140
Amortization expenses under capital leases	5,970	1,109	¥ 1,305
Machinery and equipment
Class of property
Leased assets, Gross	13,389	7,322
Other leased assets
Class of property
Leased assets, Gross	¥ 134	¥ 107